UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Previously Reported [Member]	Retroactive application of Recapitalization	Adjusted balance	Cumulative Effect, Period of Adoption, Adjustment	Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock Previously Reported [Member]	Redeemable Convertible Preferred Stock Retroactive application of Recapitalization	Redeemable Convertible Preferred Stock Adjusted balance	Redeemable Convertible Preferred Stock Cumulative Effect, Period of Adoption, Adjustment	Series B Convertible Preferred Stock	Series A-1 Convertible Preferred Stock	Series D Convertible Preferred Stock [Member]	Preferred Stock Convertible Preferred Stock	Preferred Stock Convertible Preferred Stock Previously Reported [Member]	Preferred Stock Convertible Preferred Stock Retroactive application of Recapitalization	Preferred Stock Convertible Preferred Stock Adjusted balance	Preferred Stock Convertible Preferred Stock Cumulative Effect, Period of Adoption, Adjustment	Preferred Stock Series B Convertible Preferred Stock	Preferred Stock Series A-1 Convertible Preferred Stock	Preferred Stock Series D Convertible Preferred Stock [Member]	Common Stock	Common Stock Previously Reported [Member]	Common Stock Retroactive application of Recapitalization	Common Stock Adjusted balance	Common Stock Cumulative Effect, Period of Adoption, Adjustment	Common Stock Series B Convertible Preferred Stock	Common Stock Series A-1 Convertible Preferred Stock	Common Stock Series D Convertible Preferred Stock [Member]	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported [Member]	Additional Paid-in Capital Retroactive application of Recapitalization	Additional Paid-in Capital Adjusted balance	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjustment	Additional Paid-in Capital Series B Convertible Preferred Stock	Additional Paid-in Capital Series A-1 Convertible Preferred Stock	Additional Paid-in Capital Series D Convertible Preferred Stock [Member]	Accumulated Deficit	Accumulated Deficit Previously Reported [Member]	Accumulated Deficit Retroactive application of Recapitalization	Accumulated Deficit Adjusted balance
Temporary Equity, Balance at Dec. 31, 2020						$ 39,122		$ (39,122)	$ 0
Temporary Equity, Balance (in Shares) at Dec. 31, 2020						7,927,446		(7,927,446)	0
Beginning Balance at Dec. 31, 2020	$ (71,448)		$ 39,122	$ (32,326)										$ 9,515		$ (9,515)	$ 0					$ 51		$ (48)	$ 3					$ 1,048		$ 48,685	$ 49,733					$ (82,062)		$ 0	$ (82,062)
Beginning Balance (in shares) at Dec. 31, 2020														5,991,865		(5,991,865)	0					6,849,236		13,462,214	20,311,450
Exercise of stock options	$ 492																													492
Exercise of stock options, (in shares)	6,495,915																					448,744
Stock-based compensation expense	$ 313																													313
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants	30											$ 1								$ 0										30						$ 1
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)																				0		73,349						457
Reclassification of Legacy Allurion liability classified warrants to equity classification	256																													256
Net loss	(12,386)																																					(12,386)
Ending Balance at Dec. 31, 2021	4,837	$ (34,285)			$ 39,122									$ 0	$ 57,973			$ (57,973)				$ 3	$ 51			$ (48)				99,282	$ 2,139			$ 97,143				(94,448)	$ (94,448)
Ending Balance (in shares) at Dec. 31, 2021														0	11,977,580			(11,977,580)				26,807,365	7,383,096			19,424,269
Temporary Equity, Balance at Dec. 31, 2021						$ 0	$ 39,122			$ (39,122)
Temporary Equity, Balance (in Shares) at Dec. 31, 2021						0	7,927,446			(7,927,446)
Issuance of Series D convertible preferred stock, net of issuance costs of $130 (Value)													$ 48,457								$ 0																$ 48,457
Issuance of Series D convertible preferred stock, net of issuance costs of $130 (Shares)																					0								5,973,365
Exercise of stock options	63																													63
Exercise of stock options, (in shares)																						65,062
Stock-based compensation expense	73																													73
Net loss	(6,419)																																					(6,419)
Ending Balance at Mar. 31, 2022	(1,446)																					$ 3								99,418								(100,867)
Ending Balance (in shares) at Mar. 31, 2022																						26,872,427
Temporary Equity, Balance at Dec. 31, 2021						$ 0	$ 39,122			$ (39,122)
Temporary Equity, Balance (in Shares) at Dec. 31, 2021						0	7,927,446			(7,927,446)
Beginning Balance at Dec. 31, 2021	4,837	(34,285)			39,122									$ 0	$ 57,973			$ (57,973)				$ 3	$ 51			$ (48)				99,282	2,139			97,143				(94,448)	(94,448)
Beginning Balance (in shares) at Dec. 31, 2021														0	11,977,580			(11,977,580)				26,807,365	7,383,096			19,424,269
Net loss	(25,396)
Ending Balance at Sep. 30, 2022	(20,173)																					$ 3								99,668								(119,844)
Ending Balance (in shares) at Sep. 30, 2022																						26,937,451
Temporary Equity, Balance at Dec. 31, 2021						$ 0	$ 39,122			$ (39,122)
Temporary Equity, Balance (in Shares) at Dec. 31, 2021						0	7,927,446			(7,927,446)
Beginning Balance at Dec. 31, 2021	4,837	$ (34,285)			$ 39,122									$ 0	$ 57,973			$ (57,973)				$ 3	$ 51			$ (48)				99,282	$ 2,139			$ 97,143				(94,448)	$ (94,448)
Beginning Balance (in shares) at Dec. 31, 2021														0	11,977,580			(11,977,580)				26,807,365	7,383,096			19,424,269
Exercise of stock options	$ 128																													128
Exercise of stock options, (in shares)	121,777																					128,567
Stock-based compensation expense	$ 437																													437
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants											$ 4	$ 24							$ 0	$ 0															$ 4	$ 24
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)																			0	0		137,285					1,028	5,611
Net loss	(37,744)																																					(37,744)
Ending Balance at Dec. 31, 2022	(32,314)													$ 0								$ 3								99,875								(132,192)
Ending Balance (in shares) at Dec. 31, 2022														0								27,079,856
Temporary Equity, Balance at Dec. 31, 2022						$ 0
Temporary Equity, Balance (in Shares) at Dec. 31, 2022						0
Beginning Balance at Mar. 31, 2022	(1,446)																					$ 3								99,418								(100,867)
Beginning Balance (in shares) at Mar. 31, 2022																						26,872,427
Exercise of stock options	56																													56
Exercise of stock options, (in shares)																						53,524
Stock-based compensation expense	89																													89
Net loss	(5,405)																																					(5,405)
Ending Balance at Jun. 30, 2022	(6,706)																					$ 3								99,563								(106,272)
Ending Balance (in shares) at Jun. 30, 2022																						26,925,951
Exercise of stock options	9																													9
Exercise of stock options, (in shares)																						9,981
Stock-based compensation expense	93																													93
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants	3																													3
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)																						1,519
Net loss	(13,572)																																					(13,572)
Ending Balance at Sep. 30, 2022	(20,173)																					$ 3								99,668								(119,844)
Ending Balance (in shares) at Sep. 30, 2022																						26,937,451
Beginning Balance at Dec. 31, 2022	(32,314)													$ 0								$ 3								99,875								(132,192)
Beginning Balance (in shares) at Dec. 31, 2022														0								27,079,856
Exercise of stock options	20																													20
Exercise of stock options, (in shares)																						15,376
Stock-based compensation expense	409																													409
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants	29																													29
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)																						3,554
Net loss	(17,801)																																					(17,801)
Ending Balance at Mar. 31, 2023	(49,657)																					$ 3								100,333								(149,993)
Ending Balance (in shares) at Mar. 31, 2023																						27,098,786
Temporary Equity, Balance at Dec. 31, 2022						$ 0
Temporary Equity, Balance (in Shares) at Dec. 31, 2022						0
Beginning Balance at Dec. 31, 2022	(32,314)													$ 0								$ 3								99,875								(132,192)
Beginning Balance (in shares) at Dec. 31, 2022														0								27,079,856
Net loss	(61,427)
Ending Balance at Sep. 30, 2023	(52,756)																					$ 5								140,858								(193,619)
Ending Balance (in shares) at Sep. 30, 2023																						47,460,941
Beginning Balance at Mar. 31, 2023	(49,657)																					$ 3								100,333								(149,993)
Beginning Balance (in shares) at Mar. 31, 2023																						27,098,786
Exercise of stock options	28																													28
Exercise of stock options, (in shares)																						27,626
Stock-based compensation expense	401																													401
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants	6																													6
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)																						492
Net loss	(21,996)																																					(21,996)
Ending Balance at Jun. 30, 2023	(71,218)																					$ 3								100,768								(171,989)
Ending Balance (in shares) at Jun. 30, 2023																						27,126,904
Exercise of stock options	83																													83
Exercise of stock options, (in shares)																						77,214
Stock-based compensation expense	5,539																													5,539
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants	60																													60
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)																						4,976
Reverse recapitalization, net of transaction costs	58,573																					$ 1								58,572
Reverse recapitalization, net of transaction costs (in shares)																						13,735,872
Recognition of warrant liabilities in connection with the Merger	$ (13,762)																													$ (13,762)
Issuance of common stock in connection with vesting of RSU awards																						906,551
Issuance of common stock for the conversion of convertible notes																						$ 3,301,222
Issuance of common stock for the conversion of convertible notes (in shares)	25,570																					1								25,569
Recognition of earn-out liabilities	$ (53,040)																													$ (53,040)
Reclassification of Legacy Allurion liability classified warrants to equity classification	929																													929
Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and the additional RTW and Fortress shares and issuance of related shares	16,098																													16,098
Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and the additional RTW and Fortress shares and issuance of related shares (in shares)																						2,287,696
Issuance of common stock for the exercise of warrants	42																													42
Issuance of common stock for the exercise of warrants (in shares)																						20,506
Net loss	(21,630)																																					(21,630)
Ending Balance at Sep. 30, 2023	$ (52,756)																					$ 5								$ 140,858								$ (193,619)
Ending Balance (in shares) at Sep. 30, 2023																						47,460,941